UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2014

LEGG MASON BW

ABSOLUTE RETURN

OPPORTUNITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate positive returns that are independent of market cycles.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Absolute Return Opportunities Fund for the six-month reporting period ended April 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective April 1, 2014, the Fund’s dividend payment frequency changed from monthly to quarterly distributions. On March 31, 2014 shareholders were paid the final monthly payments under the existing policy. On June 27, 2014 shareholders will be paid the first quarterly payments under the new policy, provided there is net income to pay.

Due to the Fund’s currency exposure and tax consequences the Fund’s Board has deemed it more appropriate to make distributions on a quarterly rather than monthly basis. Changing the dividend payment frequency to quarterly significantly increases Legg Mason, Inc.’s ability to effectively manage the dividends for the Fund.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Legg Mason BW Absolute Return Opportunities Fund

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

May 30, 2014

Legg Mason BW Absolute Return Opportunities Fund	III

Investment commentary

Economic review

After generally expanding at a moderate pace since the end of the Great Recession, the U.S. economy experienced a setback toward the end of the six months ended April 30, 2014 (the “reporting period”). Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% during the third quarter of 2013, its best reading since the fourth quarter of 2011. The economy then moderated during the fourth quarter of 2013, as GDP growth was 2.6%. Slower growth was due to several factors, including a deceleration in private inventory investment, declining federal government spending and less residential fixed investments. The Commerce Department’s second reading for first quarter 2014 GDP growth, released after the reporting period ended, was -1.0%. This represented the first negative reading for GDP growth since the first quarter of 2011. The contraction was partially attributed to severe winter weather in the U.S., as well as slower growth overseas. In particular, the Commerce Department reported that moderating growth “primarily reflected negative contributions from private inventory investment, exports, nonresidential fixed investment, state and local government spending, and residential fixed investment that were partly offset by a positive contribution from personal consumption expenditures.”

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.0%. Unemployment then declined to 6.7% in December and 6.6% in January 2014, the latter being its lowest level since October 2008. Unemployment then ticked up to 6.7% in February 2014 and was unchanged in March 2014. Unemployment then fell to 6.3% in April, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% in April 2014, matching its lowest level since 1978. The number of longer-term unemployed remained elevated, as roughly 35.3% of the 9.8 million Americans looking for work in April 2014 had been out of work for more than six months.

Sales of existing-homes declined at times during the reporting period given rising mortgage rates and weather-related factors. According to the National Association of Realtors (“NAR”), existing-home sales rose 1.3% on a seasonally adjusted basis in April 2014 versus the previous month’s sales. This marked the first month-over-month sales increase in 2014. The NAR reported that the median existing-home price for all housing types was $201,700 in April 2014, up 5.2% from April 2013. The inventory of homes available for sale in April 2014 was 16.8% higher than the previous month at a 5.9 month supply at the current sales pace and 6.5% higher than in April 2013.

The manufacturing sector continued to expand, although it temporarily decelerated in early 2014. Based on revised figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, manufacturing expanded during all six months of the reporting period. It peaked in November 2013, with a PMI of 57.0 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). This represented the PMI’s highest reading since April 2011. The PMI then moderated somewhat in December 2013 to

IV	Legg Mason BW Absolute Return Opportunities Fund

56.5 and fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up to 53.2 in February, 53.7 in March and 54.9 in April 2014. During April 2014, seventeen of the eighteen industries within the PMI expanded, versus fourteen expanding in March 2014.

Growth outside the U.S. generally improved in developed countries. In its April 2014 World Economic Outlook Update, the International Monetary Fund (“IMF”) stated that “Global activity has broadly strengthened and is expected to improve further in 2014-15, with much of the impetus coming from advanced economies.” From a regional perspective, the IMF anticipates 2014 growth will be 1.2% in the Eurozone, versus -0.5% in 2013. Economic activity in Japan is expected to be relatively stable, with growth of 1.4% in 2014, compared to 1.5% in 2013. After moderating in 2013, the IMF projects that overall growth in emerging market countries will improve somewhat in 2014, with growth of 4.9% versus 4.7% in 2013. For example, GDP growth in India is projected to move from 4.4% in 2013 to 5.4% in 2014. However, the IMF now projects that growth in China will dip from 7.7% in 2013 to 7.5% in 2014.

Legg Mason BW Absolute Return Opportunities Fund	V

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. At a press conference following its meeting that ended on June 19, 2013, then Fed Chairman Ben Bernanke said“…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year.” In a surprise to many investors, at its meeting that ended on September 18, 2013, the Fed did not taper its asset purchase program. Then, at its meeting that concluded on December 18, 2013, the Fed announced that it would begin reducing its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.” At the Fed’s meeting that concluded on January 29, 2014, it announced that in February 2014 it would further taper its asset purchases, to a total of $65 billion per month ($30 billion per month of agency MBS and $35 billion per month of longer-term Treasury securities). This was Ben Bernanke’s final meeting as the Chairman of the Federal Reserve Board. Janet Yellen was approved by the U.S. Senate in January 2014, and became Chair of the Fed on February 3, 2014. At its meeting that concluded on March 19, 2014, the Fed announced a further tapering of its asset purchases in April to a total of $55 billion per month ($25 billion per month of agency MBS and $30 billion per month of longer-term Treasuries). Finally, at its meeting that ended on April 30, 2014, the Fed cut its monthly asset purchases. Beginning in May, it will buy a total of $45 billion per month ($20 billion per month of agency MBS and $25 billion per month of longer-term Treasuries).

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In May 2013, before the beginning of the reporting period, the ECB cut rates from 0.75% to 0.50%. The ECB then lowered the rates to a new record low of 0.25% in November 2013. While it has since held rates steady, at a press conference following its meeting on May 8, 2014, after the reporting period ended, ECB President Mario Draghi indicated that they may soon take further actions, saying “The Governing Council is comfortable with acting next time, but before we want to see the staff projections that will come out in early June.” In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. In January 2013, the Bank of Japan announced that it would raise its target for annual

VI	Legg Mason BW Absolute Return Opportunities Fund

inflation from 1% to 2%, and the Japanese government introduced a ¥10.3 trillion ($116 billion) stimulus package to support its economy. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

Q. Did Treasury yields trend higher or lower during the six months ended April 30, 2014?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.31%. It fell as low as 0.28% on several occasions in November and early December 2013, and was as high as 0.47% in March and April 2014, before ending the period at 0.42%. The yield on the ten-year Treasury began the period at 2.57%, its low for the reporting period. Ten-year Treasuries peaked at 3.04% on December 31, 2013, before moving down to 2.67% at the end of the period.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. While the market was volatile at times, the spread sectors generated positive results during the reporting period. After generally weakening in November and December 2013, the spread sectors largely rallied in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on a positive note as the spread sectors generated positive results in April. The overall bond market, as measured by the Barclays U.S. Aggregate Indexvi, gained 1.74% during the six months ended April 30, 2014.

Q. How did the high-yield market perform over the six months ended April 30, 2014?

A. The U.S. high-yield bond market was among the best performing spread sectors during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, posted positive returns during all six months covered by the reporting period. Supporting the high yield market was generally solid investor demand and low defaults. All told, the high-yield bond market gained 4.72% for the six months ended April 30, 2014.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The asset class was volatile but generated solid results overall during the six months ended April 30, 2014. The asset class declined in November 2013, as interest rates moved higher. After a brief rally in December, the asset class again weakened in January 2014, given renewed concerns about China’s economy and depreciating emerging market currencies. However, the asset class rallied sharply in February, March and April 2014 as investor demand resumed. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii gained 3.30% during the six months ended April 30, 2014.

Performance review

For the six months ended April 30, 2014, Class A shares of Legg Mason BW Absolute Return Opportunities Fund, excluding sales charges, returned 2.03%. The Fund’s unmanaged benchmark, the Citigroup 3-Month U.S. Treasury Bill Indexix, returned 0.02% for the same period. The Lipper

Legg Mason BW Absolute Return Opportunities Fund	VII

Investment commentary (cont’d)

Alternative Global Macro Funds Category Average1 returned 0.98% over the same time frame.

Performance Snapshot as of April 30, 2014 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Absolute Return Opportunities Fund:
Class A	2.03%
Class C	1.66%
Class C1♦	1.74%
Class FI	1.97%
Class R	1.93%
Class I	2.18%
Class IS	2.23%
Citigroup 3-Month U.S. Treasury Bill Index	0.02%
Lipper Alternative Global Macro Funds Category Average[1]	0.98%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2014 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.56%, 1.91%, 2.11%, 2.60%, 2.29%, 2.96% and 3.08%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class FI, Class R and Class I shares were 2.48%, 2.25% and 2.93%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.22%, 1.91%, 1.81%, 1.15%, 1.61%, 0.89% and 0.76%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 45 funds in the Fund’s Lipper category, and excluding sales charges.

VIII	Legg Mason BW Absolute Return Opportunities Fund

interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.70% for Class C1 shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed those of Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

May 30, 2014

RISKS: Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. As a non-diversified fund, the Fund is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Legg Mason BW Absolute Return Opportunities Fund	IX

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix	The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

X	Legg Mason BW Absolute Return Opportunities Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2014 and October 31, 2013 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2013 and held for the six months ended April 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.03%	$1,000.00	$1,020.30	1.20%	$6.01	Class A	5.00%	$1,000.00	$1,018.84	1.20%	$6.01
Class C	1.66	1,000.00	1,016.60	1.91	9.55	Class C	5.00	1,000.00	1,015.32	1.91	9.54
Class C1	1.74	1,000.00	1,017.40	1.70	8.50	Class C1	5.00	1,000.00	1,016.36	1.70	8.50
Class FI	1.97	1,000.00	1,019.70	1.17	5.86	Class FI	5.00	1,000.00	1,018.99	1.17	5.86
Class R	1.93	1,000.00	1,019.30	1.45	7.26	Class R	5.00	1,000.00	1,017.60	1.45	7.25
Class I	2.18	1,000.00	1,021.80	0.85	4.26	Class I	5.00	1,000.00	1,020.58	0.85	4.26
Class IS	2.23	1,000.00	1,022.30	0.74	3.71	Class IS	5.00	1,000.00	1,021.12	0.74	3.71

2	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

[1]	For the six months ended April 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2014

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 56.0%
Australia — 2.9%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	29,010,000	AUD	$29,792,987
Brazil — 4.9%
Federative Republic of Brazil, Notes	10.000%	1/1/21	15,660,000	BRL	6,287,170
Federative Republic of Brazil, Notes	10.000%	1/1/23	112,090,000	BRL	43,954,160
Total Brazil					50,241,330
Hungary — 4.2%
Hungary Government Bond, Bonds	5.500%	2/12/16	8,780,000,000	HUF	41,301,997
Hungary Government Bond, Bonds	7.500%	11/12/20	328,460,000	HUF	1,697,941
Total Hungary					42,999,938
Indonesia — 3.8%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	90,600,000,000	IDR	8,004,835
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	210,200,000,000	IDR	18,953,726
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	134,800,000,000	IDR	11,571,941
Total Indonesia					38,530,502
Italy — 4.0%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	25,725,000	EUR	41,428,443	(a)
Malaysia — 2.0%
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	25,510,000	MYR	7,877,008
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	44,270,000	MYR	12,988,036
Total Malaysia					20,865,044
Mexico — 14.3%
United Mexican States, Bonds	7.000%	6/19/14	267,500,000	MXN	20,536,390
United Mexican States, Bonds	8.500%	5/31/29	446,000,000	MXN	39,570,259
United Mexican States, Bonds	8.500%	11/18/38	424,990,000	MXN	37,026,163
United Mexican States, Bonds	7.750%	11/13/42	617,480,000	MXN	49,670,921
Total Mexico					146,803,733
New Zealand — 3.3%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	35,160,000	NZD	33,420,659
Poland — 4.2%
Republic of Poland, Bonds	5.250%	10/25/20	63,955,000	PLN	22,986,749
Republic of Poland, Bonds	4.000%	10/25/23	62,350,000	PLN	20,544,105
Total Poland					43,530,854
Portugal — 3.3%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	3.850%	4/15/21	958,740	EUR	1,395,647	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	21,010,000	EUR	32,350,898	(a)
Total Portugal					33,746,545

See Notes to Financial Statements.

4	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
South Africa — 3.5%
Republic of South Africa, Bonds	6.750%	3/31/21	95,399,910	ZAR	$8,411,206
Republic of South Africa, Bonds	6.500%	2/28/41	392,970,000	ZAR	27,608,192
Total South Africa					36,019,398
South Korea — 4.2%
Republic of Korea, Senior Bonds	5.750%	9/10/18	32,083,500,000	KRW	34,311,647
Republic of Korea, Senior Bonds	3.375%	9/10/23	8,758,300,000	KRW	8,384,438
Total South Korea					42,696,085
Turkey — 1.4%
Republic of Turkey, Bonds	6.500%	1/7/15	31,175,000	TRY	14,505,665
Total Sovereign Bonds (Cost — $563,910,996)					574,581,183
Collateralized Mortgage Obligations — 1.9%
Bankinter Fondo de Titulizacion de Activos, 2013 A2	0.477%	7/17/49	3,273,272	EUR	4,190,221	(a)(b)
Countrywide Alternative Loan Trust, 2003-11T1 A1	4.750%	7/25/18	321,256		329,993
Grifonas Finance PLC, 2001 A	0.667%	8/28/39	3,765,912	EUR	4,294,587	(a)(b)
MASTR Resecuritization Trust, 2008-4 A1	6.000%	6/27/36	77,058		67,653	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A6 2A2	0.432%	8/25/35	1,534,137		1,516,352	(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.418%	2/26/49	7,276,147	EUR	8,908,750	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $18,675,854)					19,307,556
Corporate Bonds & Notes — 24.4%
Consumer Discretionary — 2.2%
Automobiles — 2.2%
Ford Motor Credit Co. LLC, Senior Notes	1.006%	1/17/17	18,245,000		18,357,061	(b)
General Motors Co., Senior Notes	3.500%	10/2/18	3,780,000		3,860,325	(a)
Total Consumer Discretionary					22,217,386
Energy — 1.6%
Oil, Gas & Consumable Fuels — 1.6%
Petrobras Global Finance BV, Senior Notes	2.593%	3/17/17	16,615,000		16,781,150	(b)
Financials — 18.5%
Banks — 13.2%
ABN AMRO Bank NV, Senior Notes	1.028%	10/28/16	10,735,000		10,811,755	(a)(b)
ANZ New Zealand International Ltd., Senior Notes	0.748%	4/27/17	4,000,000		4,005,900	(a)(b)
Banco Santander Chile, Senior Notes	1.124%	4/11/17	8,800,000		8,800,079	(a)(b)
Bank of America Corp., Senior Notes	1.267%	1/15/19	9,335,000		9,450,754	(b)
Barclays Bank PLC, Senior Notes	0.775%	12/9/16	14,510,000		14,513,918	(b)
Citigroup Inc., Senior Bonds	0.775%	3/10/17	17,110,000		17,100,624	(b)
Commonwealth Bank of Australia, Senior Notes	0.735%	9/20/16	10,415,000		10,466,919	(a)(b)
Fifth Third Bancorp, Bonds	0.655%	12/20/16	2,175,000		2,156,086	(b)
HBOS PLC, Subordinated Notes	0.935%	9/6/17	11,075,000		10,875,118	(b)

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
JPMorgan Chase & Co., Subordinated Notes	0.940%	3/31/16	15,100,000		$14,991,975	(b)
Royal Bank of Scotland Group PLC, Senior Notes	1.173%	3/31/17	9,030,000		9,048,096	(b)
Shinhan Bank, Senior Notes	0.880%	4/8/17	20,150,000		20,167,611	(a)(b)
Wachovia Corp., Subordinated Notes	0.565%	10/28/15	2,721,000		2,720,927	(b)
Total Banks					135,109,762
Capital Markets — 4.6%
Goldman Sachs Group Inc., Senior Notes	1.336%	11/15/18	7,715,000		7,793,307	(b)
Macquarie Group Ltd., Senior Notes	1.225%	1/31/17	9,520,000		9,514,888	(a)(b)
Morgan Stanley, Senior Notes	1.485%	2/25/16	9,150,000		9,281,577	(b)
Morgan Stanley, Senior Notes	7.600%	8/8/17	1,368,000	NZD	1,251,223
Morgan Stanley, Senior Notes	1.509%	4/25/18	18,555,000		18,939,960	(b)
Total Capital Markets					46,780,955
Consumer Finance — 0.5%
Capital One Financial Corp., Senior Notes	7.375%	5/23/14	5,210,000		5,228,115
Diversified Financial Services — 0.2%
International Lease Finance Corp., Senior Notes	5.650%	6/1/14	2,459,000		2,467,606
Total Financials					189,586,438
Health Care — 0.9%
Health Care Providers & Services — 0.9%
HealthSouth Corp., Senior Notes	7.250%	10/1/18	8,244,000		8,697,420
Industrials — 0.6%
Commercial Services & Supplies — 0.6%
ADT Corp., Senior Notes	2.250%	7/15/17	6,710,000		6,642,900
Materials — 0.3%
Metals & Mining — 0.3%
ArcelorMittal, Senior Bonds	9.500%	2/15/15	1,309,000		1,387,540
ArcelorMittal, Senior Notes	4.250%	8/5/15	1,358,000		1,395,345
Total Materials					2,782,885
Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Verizon Communications Inc., Senior Notes	1.003%	6/17/19	3,325,000		3,365,033	(b)
Total Corporate Bonds & Notes (Cost — $249,102,359)					250,073,212
U.S. Government & Agency Obligations — 10.7%
U.S. Government Obligations — 10.7%
U.S. Treasury Bonds	2.875%	5/15/43	26,345,000		23,488,201
U.S. Treasury Notes	0.075%	1/31/16	86,640,000		86,609,243	(b)
Total U.S. Government & Agency Obligations (Cost — $109,489,665)					110,097,444
Total Investments before Short-Term Investments (Cost — $941,178,874)					954,059,395

See Notes to Financial Statements.

6	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Face Amount†	Value
Short-Term Investments — 5.1%
Underlying Fund Investments — 5.1%
State Street Institutional Liquid Reserves Fund (Cost — $52,029,334)	0.074%	52,029,334	$52,029,334
Total Investments — 98.1% (Cost — $993,208,208#)			1,006,088,729
Other Assets in Excess of Liabilities — 1.9%			19,991,185
Total Net Assets — 100.0%			$1,026,079,914

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
TRY	— Turkish Lira
ZAR	— South African Rand

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Legg Mason BW Absolute Return Opportunities Fund

Summary of Investments by Country**
United States	24.3%
Mexico	14.6
Brazil	6.7
South Korea	6.2
Australia	4.9
Poland	4.3
Hungary	4.3
Italy	4.1
United Kingdom	3.8
Indonesia	3.8
New Zealand	3.7
South Africa	3.6
Portugal	3.4
Malaysia	2.1
Turkey	1.4
Spain	1.3
Netherlands	1.1
Chile	0.9
Luxembourg	0.3
Short-Term Investments	5.2
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2014 and are subject to change.

See Notes to Financial Statements.

8	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2014

Assets:
Investments, at value (Cost — $993,208,208)	$1,006,088,729
Foreign currency, at value (Cost — $108,374)	108,932
Receivable for Fund shares sold	64,502,282
Interest receivable	12,384,604
Deposits with brokers for open futures contracts	8,960,943
Unrealized appreciation on forward foreign currency contracts	4,603,046
Receivable for securities sold	291,362
Prepaid expenses	82,549
Total Assets	1,097,022,447

Liabilities:
Payable for securities purchased	53,473,074
Unrealized depreciation on forward foreign currency contracts	11,225,447
Payable to broker — variation margin on open futures contracts	4,777,101
Payable for Fund shares repurchased	841,142
Foreign currency collateral overdraft, at value (Cost — $846)	851
Investment management fee payable	501,675
Service and/or distribution fees payable	47,431
Accrued foreign capital gains tax	21,761
Accrued expenses	54,051
Total Liabilities	70,942,533
Total Net Assets	$1,026,079,914

Net Assets:
Par value (Note 7)	$815
Paid-in capital in excess of par value	1,025,969,692
Undistributed net investment income	1,072,766
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(2,566,834)
Net unrealized appreciation on investments, futures contracts and foreign currencies	1,603,475	*
Total Net Assets	$1,026,079,914

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2014

Shares Outstanding:
Class A	18,323,000
Class C	912,526
Class C1	335,274
Class FI	20,221
Class R	2,767
Class I	33,585,796
Class IS	28,285,121

Net Asset Value:
Class A (and redemption price)	$12.59
Class C**	$12.58
Class C1 (and redemption price)	$12.58
Class FI (and redemption price)	$12.58
Class R (and redemption price)	$12.58
Class I (and redemption price)	$12.59
Class IS (and redemption price)	$12.60
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$12.88

*	Net of accrued foreign capital gains tax of $21,761.

**	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2014

Investment Income:
Interest	$15,135,412
Less: Foreign taxes withheld	(221,346)
Total Investment Income	14,914,066

Expenses:
Investment management fee (Note 2)	2,677,747
Transfer agent fees (Note 5)	269,807
Service and/or distribution fees (Notes 2 and 5)	268,459
Fees recaptured by investment manager (Note 2)	201,217
Custody fees	111,777
Registration fees	56,848
Trustees’ fees	38,352
Fund accounting fees	30,851
Audit and tax	21,255
Legal fees	18,440
Shareholder reports	16,155
Insurance	6,234
Miscellaneous expenses	4,182
Total Expenses	3,721,324
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(14,075)
Net Expenses	3,707,249
Net Investment Income	11,206,817

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	4,601,626
Futures contracts	(13,338,665)
Foreign currency transactions	(2,584,610)
Net Realized Loss	(11,321,649)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	16,382,419	[1]
Futures contracts	1,889,920
Foreign currencies	195,776
Change in Net Unrealized Appreciation (Depreciation)	18,468,115
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	7,146,466
Increase in Net Assets from Operations	$18,353,283

[1]	Net of change in accrued foreign capital gains tax of $21,761.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2014 (unaudited) and the Year Ended October 31, 2013	2014	2013

Operations:
Net investment income	$11,206,817	$8,354,666
Net realized gain (loss)	(11,321,649)	1,122,531
Change in net unrealized appreciation (depreciation)	18,468,115	(19,603,060)
Increase (Decrease) in Net Assets From Operations	18,353,283	(10,125,863)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(8,916,799)	(319,328)
Net realized gains	—	(2,050,571)
Return of capital	—	(8,001,953)
Decrease in Net Assets From Distributions to Shareholders	(8,916,799)	(10,371,852)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	495,482,048	913,418,240
Reinvestment of distributions	7,462,919	8,157,423
Cost of shares repurchased	(200,909,184)	(275,810,037)
Increase in Net Assets From Fund Share Transactions	302,035,783	645,765,626
Increase in Net Assets	311,472,267	625,267,911

Net Assets:
Beginning of period	714,607,647	89,339,736
End of period*	$1,026,079,914	$714,607,647
*Includesundistributed (overdistributed) net investment income, respectively, of:	$1,072,766	$(1,217,252)

See Notes to Financial Statements.

12	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2013	2012	2011[3]

Net asset value, beginning of period	$12.46	$12.73	$11.91	$12.00

Income (loss) from operations:
Net investment income	0.15	0.26	0.29	0.16
Net realized and unrealized gain (loss)	0.10	0.02	0.87	(0.10)
Total income from operations	0.25	0.28	1.16	0.06

Less distributions from:
Net investment income	(0.12)	(0.00) [4]	(0.28)	(0.15)
Net realized gains	—	(0.27)	(0.06)	—
Return of capital	—	(0.28)	—	—
Total distributions	(0.12)	(0.55)	(0.34)	(0.15)

Net asset value, end of period	$12.59	$12.46	$12.73	$11.91
Total return[5]	2.03%	2.17%	9.83%	0.51%

Net assets, end of period (000s)	$230,630	$139,179	$17,205	$22,560

Ratios to average net assets:
Gross expenses	1.20%[6,7]	1.22%[7]	1.50%	2.41%[6]
Net expenses[8,9]	1.20 [6,7]	1.20 [7,10]	1.18 [10]	1.20 [6,10]
Net investment income	2.41 [6]	2.08	2.39	2.04 [6]

Portfolio turnover rate	45%	92%	97%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2014 (unaudited).

[3]	For the period February 28, 2011 (inception date) through October 31, 2011.

[4]	Amount represents less than $0.005.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$12.46	$12.73	$12.54

Income from operations:
Net investment income	0.11	0.16	0.06
Net realized and unrealized gain	0.10	0.03	0.19
Total income from operations	0.21	0.19	0.25

Less distributions from:
Net investment income	(0.09)	(0.00) [4]	(0.06)
Net realized gains	—	(0.27)	—
Return of capital	—	(0.19)	—
Total distributions	(0.09)	(0.46)	(0.06)

Net asset value, end of period	$12.58	$12.46	$12.73
Total return[5]	1.66%	1.45%	1.99%

Net assets, end of period (000s)	$11,481	$12,680	$515

Ratios to average net assets:
Gross expenses	1.91%[6,7]	1.91%[7]	1.85%[6]
Net expenses[8,9]	1.91 [6,7]	1.89 [7,10]	1.85 [6,10]
Net investment income	1.70 [6]	1.30	2.09 [6]

Portfolio turnover rate	45%	92%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2014 (unaudited).

[3]	For the period August 1, 2012 (inception date) through October 31, 2012.

[4]	Amount represents less than $0.005.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C1 Shares[1,2]	2014[3]	2013		2012	2011[4]

Net asset value, beginning of period	$12.46	$12.73		$11.91	$12.00

Income (loss) from operations:
Net investment income	0.12	0.22		0.22	0.12
Net realized and unrealized gain (loss)	0.10	0.00	[5]	0.87	(0.10)
Total income from operations	0.22	0.22		1.09	0.02

Less distributions from:
Net investment income	(0.10)	(0.00)	[5]	(0.21)	(0.11)
Net realized gains	—	(0.27)		(0.06)	—
Return of capital	—	(0.22)		—	—
Total distributions	(0.10)	(0.49)		(0.27)	(0.11)

Net asset value, end of period	$12.58	$12.46		$12.73	$11.91
Total return[6]	1.74%	1.67%		9.28%	0.18%

Net assets, end of period (000s)	$4,219	$4,813		$7,460	$14,569

Ratios to average net assets:
Gross expenses	1.74%[7,8]	1.81%[8]		2.03%	2.90%[7]
Net expenses[9,10,11]	1.70 [7,8]	1.70	[8]	1.67	1.70 [7]
Net investment income	1.91 [7]	1.73		1.84	1.56 [7]

Portfolio turnover rate	45%	92%		97%	105%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended April 30, 2014 (unaudited).

[4]	For the period February 28, 2011 (inception date) through October 31, 2011.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2014[2]	2013		2012[3]

Net asset value, beginning of period	$12.46	$12.73		$11.91

Income from operations:
Net investment income	0.15	0.28		0.30
Net realized and unrealized gain	0.09	0.00	[4]	0.86
Total income from operations	0.24	0.28		1.16

Less distributions from:
Net investment income	(0.12)	(0.00)	[4]	(0.28)
Net realized gains	—	(0.27)		(0.06)
Return of capital	—	(0.28)		—
Total distributions	(0.12)	(0.55)		(0.34)

Net asset value, end of period	$12.58	$12.46		$12.73
Total return[5]	1.97%	2.18%		9.84%

Net assets, end of period (000s)	$254	$228		$11

Ratios to average net assets:
Gross expenses	1.23%[6]	1.15%[7]		1.64%[6]
Net expenses[8,9]	1.17 [6,10]	1.15	[7]	1.20 [6,10]
Net investment income	2.44 [6]	2.23		2.44 [6]

Portfolio turnover rate	45%	92%		97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2014 (unaudited).

[3]	For the period October 31, 2011 (inception date) through October 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$12.46	$12.73	$11.91

Income from operations:
Net investment income	0.13	0.25	0.27
Net realized and unrealized gain	0.10	0.00 [4]	0.86
Total income from operations	0.23	0.25	1.13

Less distributions from:
Net investment income	(0.11)	—	(0.25)
Net realized gains	—	(0.27)	(0.06)
Return of capital	—	(0.25)	—
Total distributions	(0.11)	(0.52)	(0.31)

Net asset value, end of period	$12.58	$12.46	$12.73
Total return[5]	1.93%	1.91%	9.56%

Net assets, end of period (000s)	$35	$35	$11

Ratios to average net assets:
Gross expenses	1.49%[6,7]	1.61%	1.91%[6]
Net expenses[8,9,10]	1.45 [6,7]	1.45	1.45 [6]
Net investment income	2.16 [6]	1.96	2.19 [6]

Portfolio turnover rate	45%	92%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2014 (unaudited).

[3]	For the period October 31, 2011 (inception date) through October 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2013	2012	2011[3]

Net asset value, beginning of period	$12.47	$12.73	$11.91	$12.00

Income (loss) from operations:
Net investment income	0.17	0.31	0.36	0.19
Net realized and unrealized gain (loss)	0.09	0.03	0.84	(0.10)
Total income from operations	0.26	0.34	1.20	0.09

Less distributions from:
Net investment income	(0.14)	(0.00) [4]	(0.32)	(0.18)
Net realized gains	—	(0.27)	(0.06)	—
Return of capital	—	(0.33)	—	—
Total distributions	(0.14)	(0.60)	(0.38)	(0.18)

Net asset value, end of period	$12.59	$12.47	$12.73	$11.91
Total return[5]	2.18%	2.62%	10.22%	0.76%

Net assets, end of period (000s)	$423,009	$371,849	$64,138	$6,217

Ratios to average net assets:
Gross expenses	0.86%[6,7]	0.89%[7]	1.03%	2.15%[6]
Net expenses[8,9,10]	0.85 [6,7]	0.85 [7]	0.83	0.85 [6]
Net investment income	2.76 [6]	2.42	2.93	2.44 [6]

Portfolio turnover rate	45%	92%	97%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2014 (unaudited).

[3]	For the period February 28, 2011 (inception date) through October 31, 2011.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

18	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2014[2]	2013[3]

Net asset value, beginning of period	$12.47	$12.97

Income (loss) from operations:
Net investment income	0.18	0.21
Net realized and unrealized gain (loss)	0.10	(0.51)
Total income (loss) from operations	0.28	(0.30)

Less distributions from:
Net investment income	(0.15)	(0.00) [4]
Return of capital	—	(0.20)
Total distributions	(0.15)	(0.20)

Net asset value, end of period	$12.60	$12.47
Total return[5]	2.23%	(2.33)%

Net assets, end of period (000s)	$356,452	$185,824

Ratios to average net assets:
Gross expenses[6]	0.74%[7]	0.76%
Net expenses[6,8,9,10]	0.74 [7]	0.75
Net investment income[6]	2.91	2.42

Portfolio turnover rate	45%	92%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2014 (unaudited).

[3]	For the period March 1, 2013 (inception date) through October 31, 2013.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, total annual fund operating expenses for Class IS shares will not exceed those of Class I. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

20	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$574,581,183	—	$574,581,183
Collateralized mortgage obligations	—	19,307,556	—	19,307,556
Corporate bonds & notes	—	250,073,212	—	250,073,212
U.S. government & agency obligations	—	110,097,444	—	110,097,444
Total long-term investments	—	$954,059,395	—	$954,059,395
Short-term investments†	$52,029,334	—	—	52,029,334
Total investments	$52,029,334	$954,059,395	—	$1,006,088,729
Other financial instruments:
Forward foreign currency contracts	—	$4,603,046	—	$4,603,046
Total	$52,029,334	$958,662,441	—	$1,010,691,775

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$4,783,212	—	—	$4,783,212
Forward foreign currency contracts	—	$11,225,447	—	11,225,447
Total	$4,783,212	$11,225,447	—	$16,008,659

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if

22	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contracts to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

24	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2014, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $11,225,447. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Prior to April 1, 2014, distributions from net investment income of the Fund, if any, were declared daily and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Indonesian securities held by the Fund are subject to capital gains tax in this country. As of April 30, 2014, there were $21,761 of deferred capital gains tax liabilities accrued on unrealized gains.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

26	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.70%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses of Class I. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

During the six months ended April 30, 2014, fees waived and/or expenses reimbursed amounted to $14,075.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at April 30, 2014, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires October 31, 2014	—	—	$103,393	—	—	—	—
Expires October 31, 2015	$63,710	—	43,874	—	$41	—	—
Expires October 31, 2016	9,980	—	6,863	—	20	$21,761	—
Expires October 31, 2017	—	—	842	$69	7	12,941	$216
Total fee waivers/expense reimbursements subject to recapture	$73,690	—	$154,972	$69	$68	$34,702	$216

For the six months ended April 30, 2014, LMPFA recaptured $81,752, $1,489, $193, $6, $102,714 and $15,063 for Class A, Class C, Class C1, Class R, Class I and Class IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class C1 shares are not available for purchase by new or existing investors. Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment.

For the six months ended April 30, 2014, LMIS and its affiliates retained sales charges of $9,847 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2014, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$5,109

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

28	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

3. Investments

During the six months ended April 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$505,082,762	$137,658,047
Sales	276,150,568	47,304,260

At April 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,982,828
Gross unrealized depreciation	(12,102,307)
Net unrealized appreciation	$12,880,521

At April 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
Euro-OAT	1,188	6/14	$223,306,882	$227,183,889	$(3,877,007)
German Euro Bund	466	6/14	92,539,596	93,445,801	(906,205)
Net unrealized loss on open futures contracts					$(4,783,212)

At April 30, 2014, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Czech Koruna	Barclays Bank PLC	878,400,000	$44,387,063	5/5/14	$157,456
Euro	Citibank N.A.	23,570,000	32,699,671	5/7/14	328,869
Euro	HSBC Bank USA, N.A.	10,830,000	15,024,923	5/7/14	392,998
Australian Dollar	Barclays Bank PLC	1,470,000	1,364,695	5/12/14	(12,110)
Australian Dollar	HSBC Bank USA, N.A.	3,050,000	2,831,510	5/12/14	3,336
Australian Dollar	HSBC Bank USA, N.A.	980,000	909,797	5/12/14	24,937
Australian Dollar	Morgan Stanley & Co. Inc.	9,870,000	9,162,951	5/12/14	60,689
Australian Dollar	Morgan Stanley & Co. Inc.	9,490,000	8,810,173	5/12/14	53,845
Australian Dollar	Morgan Stanley & Co. Inc.	21,950,000	20,377,586	5/12/14	813,551
Australian Dollar	Morgan Stanley & Co. Inc.	25,910,000	24,053,907	5/12/14	946,073
Indian Rupee	JPMorgan Chase	188,000,000	3,109,606	5/16/14	83,205
Chilean Peso	HSBC Bank USA, N.A.	6,193,000,000	10,934,919	6/6/14	(12,580)
Chilean Peso	HSBC Bank USA, N.A.	7,448,000,000	13,141,800	6/13/14	(126,215)
British Pound	Citibank N.A.	160,000	270,049	6/16/14	893
Indian Rupee	Barclays Bank PLC	155,000,000	2,545,737	6/18/14	7,251
Indian Rupee	Barclays Bank PLC	222,000,000	3,646,153	6/18/14	(11,178)
Indian Rupee	Barclays Bank PLC	2,557,000,000	41,996,453	6/18/14	916,849
Chilean Peso	HSBC Bank USA, N.A.	7,889,000,000	13,881,247	7/11/14	(74,422)

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy: continued
Chilean Peso	HSBC Bank USA, N.A.	1,100,000,000	$1,935,527	7/11/14	$12,786
Chilean Peso	HSBC Bank USA, N.A.	4,740,000,000	8,325,377	7/28/14	(113,878)
Chilean Peso	HSBC Bank USA, N.A.	2,623,000,000	4,607,060	7/28/14	(102,097)
Chilean Peso	HSBC Bank USA, N.A.	1,626,000,000	2,855,920	7/28/14	(33,462)
Chilean Peso	HSBC Bank USA, N.A.	2,400,000,000	4,215,381	7/28/14	3,376
					3,320,172
Contracts to Sell:
Czech Koruna	Barclays Bank PLC	41,900,000	2,117,279	5/5/14	7,144
Czech Koruna	Barclays Bank PLC	794,600,000	40,152,505	5/5/14	(1,176,687)
Czech Koruna	Barclays Bank PLC	41,900,000	2,117,279	5/5/14	(11,487)
Euro	Citibank N.A.	140,220,000	194,533,217	5/7/14	(5,095,997)
Euro	Citibank N.A.	6,280,000	8,712,513	5/7/14	22,496
Euro	Citibank N.A.	2,980,000	4,134,282	5/7/14	(23,974)
Euro	JPMorgan Chase	2,550,000	3,537,724	5/7/14	(1,815)
Euro	JPMorgan Chase	4,940,000	6,853,474	5/7/14	(56,414)
Euro	JPMorgan Chase	2,780,000	3,856,813	5/7/14	(14,186)
Australian Dollar	HSBC Bank USA, N.A.	28,516,000	26,473,223	5/12/14	(1,219,881)
Japanese Yen	Barclays Bank PLC	1,312,400,000	12,840,020	6/9/14	(131,586)
Japanese Yen	Barclays Bank PLC	896,000,000	8,766,122	6/9/14	(3,680)
Japanese Yen	Citibank N.A.	24,390,600,000	238,628,309	6/9/14	763,950
Japanese Yen	JPMorgan Chase	415,000,000	4,060,201	6/9/14	(59,916)
Japanese Yen	UBS AG	2,006,000,000	19,625,937	6/9/14	(65,129)
New Zealand Dollar	Citibank N.A.	87,640,000	75,281,084	6/17/14	(1,600,821)
New Zealand Dollar	Citibank N.A.	2,090,000	1,795,270	6/17/14	(17,315)
New Zealand Dollar	Morgan Stanley & Co. Inc.	4,150,000	3,564,771	6/17/14	(28,763)
New Zealand Dollar	UBS AG	2,860,000	2,456,685	6/17/14	(5,062)
New Zealand Dollar	UBS AG	3,920,000	3,367,205	6/17/14	(6,875)
Swiss Franc	Citibank N.A.	116,330,000	132,263,667	7/24/14	(817,340)
Swiss Franc	JPMorgan Chase	7,930,000	9,016,169	7/24/14	(55,615)
Swiss Franc	JPMorgan Chase	8,440,000	9,596,023	7/24/14	(44,763)
Polish Zloty	Citibank N.A.	117,290,000	38,540,867	7/25/14	(92,063)
Polish Zloty	Citibank N.A.	9,610,000	3,157,795	7/25/14	3,342
Czech Koruna	Barclays Bank PLC	70,200,000	3,549,210	8/5/14	(16,690)
Czech Koruna	Barclays Bank PLC	878,400,000	44,410,626	8/5/14	(159,517)
Euro	Citibank N.A.	5,970,000	8,280,910	8/7/14	(885)
Euro	JPMorgan Chase	5,100,000	7,074,144	8/7/14	(33,044)
					(9,942,573)
Net unrealized loss on open forward foreign currency contracts					$(6,622,401)

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

30	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2014.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$4,603,046

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$4,783,212	—	$4,783,212
Forward foreign currency contracts	—	$11,225,447	11,225,447
Total	$4,783,212	$11,225,447	$16,008,659

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(13,338,665)	—	$(13,338,665)
Forward foreign currency contracts[1]	—	$(2,170,000)	(2,170,000)
Total	$(13,338,665)	$(2,170,000)	$(15,508,665)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$1,889,920	—	$1,889,920
Forward foreign currency contracts[1]	—	$98,879	98,879
Total	$1,889,920	$98,879	$1,988,799

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation/(depreciation) from foreign currencies in the Statement of Operations.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

During the six months ended April 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$261,761,363
Forward foreign currency contracts (to buy)	198,340,323
Forward foreign currency contracts (to sell)	764,452,666

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$4,603,046	—	$4,603,046

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2014:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Futures contracts[4]	$4,777,101	$(4,777,101)	—
Forward foreign currency contracts	11,225,447	—	$11,225,447
Total	$16,002,548	$(4,777,101)	$11,225,447

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C, Class C1 and Class R shares calculated at the annual rate of 0.75%, 0.50% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

32	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

For the six months ended April 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$191,273	$93,472
Class C	60,284	9,633
Class C1	16,511	5,600
Class FI	306	315
Class R	85	40
Class I	—	157,524
Class IS	—	3,223
Total	$268,459	$269,807

For the six months ended April 30, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class C1	$842
Class FI	69
Class R	7
Class I	12,941
Class IS	216
Total	$14,075

6. Distributions to shareholders by class

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Net Investment Income:
Class A	$1,475,800	$2,352
Class C	83,761	2,933
Class C1	34,625	193
Class FI	2,434	0	*
Class R	298	—
Class I	4,411,581	299,359
Class IS	2,908,300	14,491	[1]
Total	$8,916,799	$319,328

*	Amount represents less than $1.

[1]	For the period March 1, 2013 (inception date) through October 31, 2013.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Net Realized Gains:
Class A	—	$409,327
Class C	—	16,985
Class C1	—	155,753
Class FI	—	232
Class R	—	231
Class I	—	1,468,043
Class IS	—	—	[1]
Total	—	$2,050,571

[1]	For the period March 1, 2013 (inception date) through October 31, 2013.

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Return of Capital:
Class A	—	$1,214,769
Class C	—	83,366
Class C1	—	110,813
Class FI	—	1,431
Class R	—	240
Class I	—	4,243,054
Class IS	—	2,348,280	[1]
Total	—	$8,001,953

[1]	For the period March 1, 2013 (inception date) through October 31, 2013.

7. Shares of beneficial interest

At April 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	11,045,606	$138,297,953	11,923,527	$151,923,070
Shares issued on reinvestment	116,999	1,457,548	126,978	1,603,728
Shares repurchased	(4,008,322)	(49,934,017)	(2,233,088)	(28,365,216)
Net increase	7,154,283	$89,821,484	9,817,417	$125,161,582

Class C
Shares sold	109,140	$1,359,724	1,069,477	$13,841,975
Shares issued on reinvestment	5,516	68,719	6,954	87,887
Shares repurchased	(219,561)	(2,735,608)	(99,502)	(1,254,212)
Net increase (decrease)	(104,905)	$(1,307,165)	976,929	$12,675,650

34	Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
	Shares	Amount	Shares		Amount
Class C1
Shares sold	6,759	$84,361	20,233		$262,317
Shares issued on reinvestment	2,687	33,470	20,483		259,504
Shares repurchased	(60,402)	(751,970)	(240,482)		(3,073,066)
Net decrease	(50,956)	$(634,139)	(199,766)		$(2,551,245)

Class FI
Shares sold	7,918	$98,161	17,326		$219,274
Shares issued on reinvestment	195	2,434	132		1,662
Shares repurchased	(6,212)	(76,891)	(1)		(18)
Net increase	1,901	$23,704	17,457		$220,918

Class R
Shares sold	33	$410	1,813		$22,848
Shares issued on reinvestment	24	298	37		471
Shares repurchased	(1)	(6)	—		—
Net increase	56	$702	1,850		$23,319

Class I
Shares sold	15,052,341	$188,214,964	38,241,020		$491,279,311
Shares issued on reinvestment	246,618	3,072,740	310,814		3,934,120
Shares repurchased	(11,543,998)	(143,736,624)	(13,758,879)		(176,550,004)
Net increase	3,754,961	$47,551,080	24,792,955		$318,663,427

Class IS
Shares sold	13,453,475	$167,426,475	19,962,185	[1]	$255,869,445	[1]
Shares issued on reinvestment	226,781	2,827,710	179,250	[1]	2,270,051	[1]
Shares repurchased	(294,701)	(3,674,068)	(5,241,869)	[1]	(66,567,521)	[1]
Net increase	13,385,555	$166,580,117	14,899,566	[1]	$191,571,975	[1]

[1]	For the period March 1, 2013 (inception date) through October 31, 2013.

8. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Legg Mason BW Absolute Return Opportunities Fund 2014 Semi-Annual Report	35

Board approval of management and investment advisory agreements (unaudited)

At its November 2013 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Advisory Agreement”) with Brandywine Global Investment Management, LLC (the “Adviser”). (The Management and Advisory Agreements are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), met on October 10, 2013, with the assistance of their independent legal counsel and contract review consultant, to review and evaluate the materials provided by the Manager and the Adviser to assist the Board, and in particular the Independent Trustees, in considering renewal of the Management and Advisory Agreements, respectively. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from legal counsel and materials from the contract review consultant. The Independent Trustees further discussed renewal of the Management and Advisory Agreements in an executive session with independent legal counsel on November 8, 2013.

In voting to approve continuance of the Agreements, the Board, including the Independent Trustees, considered whether continuance of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve continuance of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Adviser, under the Management and Advisory Agreements, respectively. The Board also considered the Manager’s supervisory activities over the Adviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Adviser and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available through the Manager’s parent organization, Legg Mason, Inc.

36	Legg Mason BW Absolute Return Opportunities Fund

The Board considered the division of responsibilities between the Manager and the Adviser and the oversight provided by the Manager. The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Lipper data also included a comparison of the Fund’s performance to a Lipper benchmark. In addition, the Trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark and had met with the Fund’s portfolio managers at in-person meetings throughout the year.

The Board noted the Fund’s competitive performance, placing the Class I Shares in the first quintile for the one-year period ended June 30, 2013. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that it was in the best interest of the Fund to approve renewal of the Agreement.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the fee to the Adviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived and expense reimbursements made by the Manager which partially reduced the management fee paid to the Manager) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and the Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Adviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same investment style. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended.

Legg Mason BW Absolute Return Opportunities Fund	37

Board approval of management and investment advisory agreements (unaudited) (cont’d)

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Lipper, Inc., as comparable to the Fund and a broader universe of funds also selected by Lipper. With respect to the Fund, the Board noted that the Contractual and Actual Management Fees were lower than median (first and second quintiles, respectively) and that actual expenses of the Class I Shares were lower than the Lipper expense group (first quintile) and expense universe medians.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2013, which corresponds to Legg Mason’s most recently completed fiscal year. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale. Given the asset size of the Fund and the complex and the currently existing breakpoints, any economies of scale currently being realized were appropriately being reflected in the Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interest of the Fund.

38	Legg Mason BW Absolute Return Opportunities Fund

Legg Mason BW

Absolute Return Opportunities Fund

Trustees

Kenneth D. Fuller

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy

Chair

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Absolute Return Opportunities Fund

The Fund is a separate series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Absolute Return Opportunities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Absolute Return Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013668 6/14 SR14-2220

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99-CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive officer

Date:	June 25, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 25, 2014